As filed with the U.S. Securities and Exchange Commission on March 11, 2016

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 205	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 206	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 664-7037

(Registrant’s Telephone Number)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 10, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 205 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until April 10, 2016, the effectiveness of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A as it relates to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund which was filed pursuant to Rule 485(a) under the Securities Act on April 16, 2015 (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act pursuant to Post-Effective Amendment No. 194 filed on February 12, 2016.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 11th day of March, 2016.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 11th day of March, 2016:

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk *
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Patrick J. Riley*	/s/ Bruce D. Taber*
Patrick J. Riley, Trustee	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ Douglas T. Williams*
Bruce S. Rosenberg, Treasurer and Principal Financial	Douglas T. Williams, Trustee
Officer

/s/ Ellen M. Needham
Ellen M. Needham, President and Principal Executive Officer

/s/ David James
*By: David James
Attorney-in-Fact
Pursuant to Powers of Attorney